Other Accounts Payable	12 Months Ended
Dec. 31, 2017
Other Accounts Payable [Abstract]
OTHER ACCOUNTS PAYABLE
NOTE 7:-	OTHER ACCOUNTS PAYABLE

	December 31,
	2017	2016

Employees and payroll accruals (*)	$101	$79
Accrued expenses	95	135

	$196	$214

(*)	As of December 31, 2017 and 2016, most of the sum refers to a debt to the Company’s Chief Executive Officer, with whom the Company had reached an agreement regarding postponing the payment date. The debt is expected to be paid in the foreseeable future.